Investment in Joint Venture - Schedule of Breakdown of associates (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown [Abstract]
As of beginning balance	R$ 864	R$ 833	R$ 789
As of ending balance	804	864	833
Share of profit of associates	64	51	R$ 44
Dividends received	R$ (124)	R$ (20)